COST REDUCTION ACTIONS	12 Months Ended
Dec. 28, 2019
COST REDUCTION ACTIONS

NOTE 13. COST REDUCTION ACTIONS

Restructuring Charges

We have plans that provide eligible employees with severance in the event of an involuntary termination.  We calculate severance using the applicable benefit formulas under the respective plans.  We record restructuring charges from qualifying cost reduction actions for severance and other exit costs (including asset impairment charges and lease and other contract cancellation costs) when they are probable and estimable.

2019/2020 Actions

During fiscal year 2019, we recorded $25.2 million in restructuring charges related to our 2019/2020 actions. These charges consisted of severance and related costs for the reduction of approximately 370 positions, as well as asset impairment charges.

2018/2019 Actions

In April 2018, we approved a restructuring plan (the “2018 Plan”) to consolidate the European footprint of our Label and Graphic Materials (“LGM”) reportable segment, which reduced headcount by approximately 390 positions, including temporary labor, from the closure of a manufacturing facility. This reduction was partially offset by headcount additions in other locations, resulting in a net reduction of approximately 150 positions. During fiscal year 2019, we recorded a net $2.3 million in restructuring reversals related to the 2018 Plan. During fiscal year 2018, we recorded $55.2 million in restructuring charges, net of reversals. The cumulative charges associated with the 2018 Plan consisted of severance and related costs for the headcount reduction, as well as asset impairment charges. The activities related to the 2018 Plan were substantially completed as of the end of the second quarter of 2019.

In addition to restructuring charges recorded under the 2018 Plan, we recorded $28.2 million in restructuring charges during fiscal year 2019 related to other 2018/2019 actions.  These charges consisted of severance and related costs for the reduction of approximately 490 positions, as well as asset impairment charges. In the fourth quarter 2018, we recorded $4.2 million in restructuring charges relating to these other 2018/2019 actions. These charges consisted of severance and related costs for the reduction of approximately 85 positions, as well as impairment charges.

2015/2016 Actions

During fiscal year 2018, we recorded $14.3 million in restructuring charges, net of reversals, related to our 2015/2016 actions. These charges consisted of severance and related costs for the reduction of approximately 625 positions, lease cancellation costs, and asset impairment charges. The activities and related charges and payments related to the 2015/2016 actions were substantially completed in 2018.

Accruals for severance and related costs and lease cancellation costs were included in “Other current liabilities” in the Consolidated Balance Sheets.  Asset impairment charges were based on the estimated market value of the assets, less selling costs, if applicable. Restructuring charges were included in “Other expense, net” in the Consolidated Statements of Income.

During 2019, restructuring charges and payments were as follows:

	Accrual at	Charges,			Foreign	Accrual at
	December 29,	Net of	Cash	Non-cash	Currency	December 28,
(In millions)	2018	Reversals	Payments	Impairment	Translation	2019
2019/2020 Actions
Severance and related costs	$—	$21.9	$—	$—	$—	$21.9
Asset impairment charges	—	3.3	—	(3.3)	—	—
2018/2019 Actions
Severance and related costs	40.7	24.0	(57.1)	—	(1.1)	6.5
Lease cancellation costs	—	.3	—	—	—	.3
Asset impairment charges	—	1.6	—	(1.6)	—	—
Total	$40.7	$51.1	$(57.1)	$(4.9)	$(1.1)	$28.7

During 2018, restructuring charges and payments were as follows:

	Accrual at	Charges,			Foreign	Accrual at
	December 30,	Net of	Cash	Non-cash	Currency	December 29,
(In millions)	2017	Reversals	Payments	Impairment	Translation	2018
2018/2019 Actions
Severance and related costs	$—	$51.8	$(9.8)	$—	$(1.3)	$40.7
Asset impairment charges	—	7.6	—	(7.6)	—	—
Total	$—	$59.4	$(9.8)	$(7.6)	$(1.3)	$40.7

The table below shows the total amount of restructuring charges incurred by reportable segment and Corporate.

(In millions)	2019	2018	2017
Restructuring charges by reportable segment and Corporate
Label and Graphic Materials	$29.0	$57.8	$14.8
Retail Branding and Information Solutions	9.8	11.9	18.4
Industrial and Healthcare Materials	9.4	4.0	.2
Corporate	2.2	—	—
Total	$50.4	$73.7	$33.4